GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
11.	GOODWILL

The change in the carrying amounts of goodwill by reporting unit is as follows:

	2010				2011
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$39,771,385	$4,894,172	-	$44,665,557	$41,807,165	$5,032,559	65,511,270	$112,350,994
Goodwill recognized in acquisition	836,058	-	63,549,838	64,385,896	-	-	-	-
Exchange differences	1,199,722	138,387	1,961,432	3,299,541	2,116,019	235,104	3,319,991	5,671,114
Ending balance	41,807,165	5,032,559	65,511,270	112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Accumulated impairment loss:
Beginning balance	(21,623,279)	-	-	(21,623,279)	(21,623,279)	-	(3,022,040)	(24,645,319)
Charge for the year	-	-	(2,998,317)	(2,998,317)	(20,255,242)	-	-	(20,255,242)
Exchange differences	-	-	(23,723)	(23,723)	-	-	(154,438)	(154,438)
Ending balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Goodwill, net	$20,183,886	$5,032,559	$62,489,230	$87,705,675	$2,044,663	$5,267,663	$65,654,783	$72,967,109

The Company performs impairment test on goodwill at least annually at December 31.

As of December 31, 2010, the fair value of reporting units were estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flow of a reporting unit is discounted to a present value using a discount rate commensurate with the risks of those cash flows. The discounted cash flows for each reporting unit were based on discrete financial forecasts developed by management. Cash flows beyond the forecasted period and discrete forecast were estimated using a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. Specifically, the income approach valuations included cash flow discount rates of 20.5%, 21% and 21.5%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Under the market approach, the fair value of a reporting unit is estimated based on the revenues and earnings multiples of a group of comparable public companies. Since internet game reporting unit had not met the revenue and earnings growth forecast, internet game reporting unit failed in the first step of the impairment test and recorded an impairment loss of $2,998,317 based on the result of the second step of the impairment test.

During 2011, the Company determined that due to the significant decline in its stock price for a sustained period, there was an impairment indicator related to goodwill, and hence, the Company performed an impairment test on goodwill as of September 30, 2011. The Company estimated the fair values of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as the significant fluctuations in the multiples of the comparable companies. The income approach valuations included cash flow discount rates of 22.0%, 22.5% and 25.0%, and terminal value growth rates of 3%, 3% and 3% for WVAS, mobile games and internet games reporting units, respectively. Based on the performance and forecast of the WVAS reporting unit, WVAS reporting unit failed in the first step of the impairment test and the Company determined that there is an impairment loss of $20,255,242 relating to the unit as of September 30, 2011 based on result of the second step of the impairment test. For the purpose of its annual goodwill impairment test, the Company performed another test as of December 31, 2011 using the same valuation methodology and assumptions on relevant discount rates and growth rates described above and concluded that no further impairment loss needs to be recognized as of December 31, 2011.

During the year ended December 31, 2009, 2010 and 2011, the Company recognized goodwill impairment losses of $nil, $2,998,317 and $20,255,242, respectively.